General (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 11, 2021 USD ($)	Aug. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares	Feb. 27, 2020
Business Acquisition [Line Items]
Payment of dividend				$ 0	$ 100,000	$ 10,000
Common stock par value per share (in USD per share) | (per share)		$ 10					₪ 0.00001	₪ 0.00001
PIPE Investor, Share Purchase Agreement
Business Acquisition [Line Items]
Sale of stock, price per share (in USD per share) | $ / shares		$ 10.00
Number of shares issued in transaction (in shares) | shares		30,000,000
Sale of stock, consideration received		$ 300,000
Conversion of stock, shares converted (in shares) | shares		30,000,000
Initial dividend paid
Business Acquisition [Line Items]
Payment of dividend		$ 21,300
Additional dividend paid
Business Acquisition [Line Items]
Payment of dividend		$ 78,700
BlackBag Technologies Inc. (“BlackBag”)
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%						100.00%
Total consideration transferred			$ 33,362
Digital Clues (“DC”)
Business Acquisition [Line Items]
Total consideration transferred	$ 20,000
TWC Tech Holdings II Corp. (“TWC") | TWC Securityholders
Business Acquisition [Line Items]
Recapitalization exchange ratio (in shares) | shares		1